Reverse Repurchase Agreements and Repurchase Agreements - Disclosure of Detailed Information About Repurchase and Reverse Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Repurchase And Reverse Repurchase Agreements [Abstract]
Reverse repurchase agreements, amortized cost	$ 0.0	$ 0.0
Repurchase agreements, amortised cost	0.0	(3,118.9)
Reverse repurchase agreements and repurchase agreements, amortized cost, net	0.0	(3,118.9)
Reverse repurchase agreements, fair value through profit or loss	2,490.4	3,199.8
Repurchase agreements, fair value through profit or loss	(2,305.8)	0.0
Reverse repurchase agreements and repurchase agreements, fair value through profit or loss, net	$ 184.6	$ 3,199.8